Inventories	12 Months Ended
Aug. 31, 2014
Inventories [Abstract]
Inventories	(3) Inventories Inventories consisted of the following:
	August 31, 2014	August 31, 2013
Work in process	$20	$20
Seed inventory	64	-
Total inventories	$84	$20